Revenue Information - Disaggregation of Revenue (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Revenues	$ 339,675,845	$ 318,877,564	$ 303,603,522
Group Chatting Services [Member]
Product Information [Line Items]
Revenues	225,367,240	211,760,853	214,992,171
Games Services [Member]
Product Information [Line Items]
Revenues	113,639,697	106,742,196	$ 88,611,351
Others [Member]
Product Information [Line Items]
Revenues	$ 668,908	$ 374,515